Note 6 - Other Income, Net (Tables)	12 Months Ended
Dec. 31, 2022
Notes Tables
Schedule of Other Nonoperating Income (Expense) [Table Text Block]
	2022	2021

Gain on disposal of business	$-	$(12,518)
Gain on sale of building asset	-	(7,291)
Other income	(146)	(3,590)
	$(146)	$(23,399)